Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	¥ 237	[1]	¥ 237

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).